Loss per share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Loss per share
23.	Loss per share
The basic and diluted loss per ordinary share for each of the years are presented as follows:

	For the year ended December 31,
	2019	2020	2021	2021

	RMB	RMB	RMB	US$ Note 2 (f)
Basic and diluted loss per ordinary share calculation:
Numerator:
Net loss attributable to ordinary shareholders	(905,895)	(293,935)	(101,729)	(15,964)

Denominator:
Weighted average ordinary shares outstanding-basic and diluted*	282,129,663	297,334,389	299,714,670	299,714,670

Loss per ordinary share basic and diluted	(3.21)	(0.99)	(0.34)	(0.05)

*
For the years ended December 31, 2019, 2020 and 2021, restricted shares, share options and warrants were anti-dilutive and thus excluded from the calculation of diluted loss per share. The potential dilutive securities that were not included in the calculation of dilutive loss per share in those periods are 23,228,585, 64,198,232 and 321,768,101
respectively, for the years ended December 31, 2019, 2020 and 2021.